As filed with the Securities and Exchange Commission on May 9, 2001

                                                              FILE NO. 333-56286
                                                                       ---------
                                                              FILE NO. 811-10307
                                                                       ---------

================================================================================

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                          Pre-Effective Amendment No. 1


                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                 Amendment No. 1

                            NYLIM INSTITUTIONAL FUNDS
                            -------------------------

               (Exact Name Of Registrant As Specified In Charter)

        NYLIM CENTER, 169 LACKAWANNA AVENUE, PARSIPPANY, NEW JERSEY 07054
        -----------------------------------------------------------------
                     (Address Of Principal Executive Office)

                                 (212) 576-5773
                                 --------------
                         Registrant's Telephone Number:

                                                Copy To:

ROBERT A. ANSELMI, ESQ.                         MITCHELL B. BIRNER, ESQ.
NEW YORK LIFE INSURANCE COMPANY                 DECHERT
51 MADISON AVENUE                               1775 EYE STREET, N.W.
NEW YORK, NEW YORK 10010                        WASHINGTON D.C. 20006

                     (Name and Address of Agent for Service)

 As soon as practicable after the effective date of this Registration Statement
 ------------------------------------------------------------------------------
                 (Approximate Date of Proposed Public Offering)

                          Shares of Beneficial Interest
                          -----------------------------
                     (Title of Securities Being Registered)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] On [DATE], pursuant to paragraph (b)(1)(v) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on [DATE], pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on [DATE], pursuant to paragraph (a)(2) of Rule 485



     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                                                    NYLIM(R) Institutional Funds




Prospectus




                                                        , 2001
                                   ---------------------







                                   NYLIM Institutional Prime Cash Fund
                                   NYLIM Institutional U.S. Government Cash Fund NYLIM Institutional Treasury Cash Fund


                                   Service Class


                                   Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

    Investment Objectives, Principal Investment Strategies And Principal Risks:
         An Overview
    NYLIM Institutional Prime Cash Fund.........................................
    NYLIM Institutional U.S. Government Cash Fund...............................
    NYLIM Institutional Treasury Cash Fund......................................
    More About Investment Strategies............................................
    Shareholder Guide...........................................................
             How to Open an Account.............................................
             Investment Minimums................................................
             Buying, Selling and Exchanging Fund Shares.........................
             General Policies...................................................
             Determining the Funds' Share Prices (NAV) and the Valuation
                 of Securities..................................................
             Fund Earnings......................................................
             Understand the Tax Consequences....................................
    The Manager.................................................................

Investment Objectives, Principal Investment Strategies and Principal Risks:
An Overview

This prospectus discusses three money market mutual funds (the "Funds") that seek to maintain a stable net asset value of $1.00 per share. Each Fund offers two classes of shares. This prospectus describes the Service Class shares. The Funds are managed by New York Life Investment Management LLC ("NYLIM"), which is responsible for the day-to-day portfolio management of each Fund. Each Fund pursues somewhat different strategies to achieve its objective, but under normal market conditions, each Fund invests primarily in high quality, short-term money market instruments. The primary differences between the Funds are reflected in the chart below.


Fund                                      Primary Investments                         Principal Risks
----------------------------------    --------------------------------------    --------------------------------

NYLIM Institutional                   High-quality bank obligations,              Income risk
Prime Cash Fund                       commercial paper, loans to U.S. and         Credit risk
                                      foreign issuers and to foreign              Risk of investing in U.S
                                      branches of U.S. banks                      dollar-denominated
                                      (Eurodollars)                               foreign securities
                                      Variable Rate Notes, Floaters,              Derivatives risk
                                      Asset-Backed Securities
----------------------------------    --------------------------------------    --------------------------------

NYLIM Institutional                   Securities issued by the U.S.               Income risk
U.S. Government Cash                  Government or its agencies and              Credit risk
Fund                                  instrumentalities
----------------------------------    --------------------------------------    --------------------------------

NYLIM Institutional                   Securities issued by the U.S.               Income risk
Treasury Cash Fund                    Government
----------------------------------    --------------------------------------    --------------------------------



Not Insured, You May Lose Money

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in a Fund.

More Information

The next section of this prospectus gives you more detailed information about the investment objectives, policies, principal investment strategies, principal risks and expenses of each Fund offered in this prospectus. Please review it carefully.

NYLIM INSTITUTIONAL PRIME CASH FUND

The NYLIM Institutional Prime Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high quality, short-term securities denominated in U.S. dollars that generally mature in 397 days (13 months) or less. The weighted average portfolio maturity will not exceed 90 days. The securities in which the Fund invests may include:

- obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,

- bank and bank holding company obligations such as CDs and bankers' acceptances,

-     commercial paper (short-term unsecured loans to corporations),

- loans to U.S. and foreign issuers and securities of foreign branches of U.S. banks, such as, negotiable CDs, also known as Eurodollars CDs

-     time deposits,

-     repurchase agreements, and

-     corporate debt securities.

With respect to securities other than U.S. government securities, under normal conditions, the Fund will invest in securities that, at the time of purchase:

      o have received one of the two the highest short-term ratings from two nationally recognized statistical ratings organizations ("NRSRO"), if rated by two NRSROs;

      o have received one of the two the highest short-term ratings from one NRSRO, if rated by only one NRSRO;

      o are unrated, but are determined to be of comparable quality by NYLIM; or

      o have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of comparable quality by NYLIM.

The Fund may also invest in variable rate notes, floaters and asset-backed securities, and may purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a "forward commitment" basis.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

[side bar items]

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

[end of side bar items]

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of an issuer once believed to be of high quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk, which is the risk that the issuer will fail to pay interest and principal on time.

Because the Fund invests in dollar-denominated foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These may include:

-     political and economic instability,

-     less publicly available information about issuers, and

-     changes in U.S. or foreign tax or currency laws

The Fund's principal investments include derivatives such as variable rate notes, floaters and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce (hedge) the risk of loss of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives if the Fund's Manager incorrectly anticipates changes in interest rates or market conditions. With respect to asset-backed securities, if interest rates fall, the underlying debt may be paid off, thereby reducing the value of the Fund's investments.

Performance

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call 1-866-227-4695.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                    Shareholder Fees                              Service
       (fees paid directly from your investment)                   Class

Maximum Sales Charge (Load) Imposed on Purchases of Shares          None
as a percentage of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Sales of
Shares (as a percentage of redemption proceeds)                     None

Exchange Fee                                                        None


                          Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)


Management Fee 1                                                        %
                                                                    ----

Distribution (12b-1) Fees                                           None


Other Expenses                                                          %
                                                                    ----

Total Annual Fund Operating Expenses 1                                  %
                                                                    ----

---------------
     1 The Management Fee charged on average daily net assets declines as follows: _____% on assets in excess of $____, ____% on assets in excess of $____, ____ % on assets in excess of $____, ____% on assets in excess of $____, and ____ % on assets in excess of $ _____.

Example

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                          Service
            Expenses after                 Class

            1 year                       [$_____]

            3 years                      [$_____]

NYLIM INSTITUTIONAL U.S. GOVERNMENT CASH FUND

The NYLIM Institutional U.S. Government Cash Fund's investment objective is to provide current income consistent with stability of principal.

Principal Investment Strategies

The Fund invests at least 80% of its total assets in direct short-term U.S. Government securities, including obligations of the U.S. Treasury, U.S. agencies and U.S. instrumentalities. The Fund may also engage in repurchase agreements which are fully collateralized by U.S. Treasury or agency securities. The Fund may purchase U.S. Treasury or agency securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

While principal and interest may be guaranteed on certain securities, the market value of the securities is not guaranteed.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

[side bar items]

U.S. Government securities are high-quality securities issued by or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

[end of side bar items]

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of an issuer once believed to be of high-quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk - which is the risk that the issuer of a security will fail to pay interest and principal on time.

Performance

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call 1-866-227-4695.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                  Shareholder Fees                                Service
       (fees paid directly from your investment)                   Class

Maximum Sales Charge (Load) Imposed on Purchases of Shares          None
as a percentage of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Sales of
Shares (as a percentage of redemption proceeds)                     None

Exchange Fee                                                        None


                          Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)


Management Fee 1                                                        %
                                                                    ----

Distribution (12b-1) Fees                                           None


Other Expenses                                                          %
                                                                    ----

Total Annual Fund Operating Expenses 1                                  %
                                                                    ----

---------------
     1 The Management Fee charged on average daily net assets declines as follows: _____% on assets in excess of $____, ____% on assets in excess of $____, ____ % on assets in excess of $ ____, ____% on assets in excess of $____, and ____ % on assets in excess of $ _____.

Example

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                          Service
            Expenses after                 Class

            1 year                       [$_____]

            3 years                      [$_____]

NYLIM INSTITUTIONAL TREASURY CASH FUND

The Institutional Treasury Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintain liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in high quality, short-term securities that generally mature in 397 days (13 months) or less. The securities in which the Fund invests may include: Treasury bills, notes and other direct obligations of the U.S. Treasury (U.S. Treasury securities), repurchase agreements secured by U.S. Treasury securities. The fund may also purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a "forward-commitment" basis.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonable expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

[side bar items]

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

[end of side bar items]

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline.

Performance

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call 1-866-227-4695.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                  Shareholder Fees                                Service
       (fees paid directly from your investment)                   Class

Maximum Sales Charge (Load) Imposed on Purchases of Shares          None
as a percentage of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Sales of
Shares (as a percentage of redemption proceeds)                     None

Exchange Fee                                                        None


                          Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)


Management Fee 1                                                        %
                                                                    ----

Distribution (12b-1) Fees                                           None


Other Expenses                                                          %
                                                                    ----

Total Annual Fund Operating Expenses 1                                  %
                                                                    ----


     1 The Management Fee charged on average daily net assets declines as follows: _____% on assets in excess of $____, ____% on assets in excess of $____, ____ % on assets in excess of $ ____, and ____% on assets in excess of $____.

Example

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                          Service
            Expenses after                 Class

            1 year                       [$_____]

            3 years                      [$_____]

More About Investment Strategies

The information below describes in greater detail the investments, investment practices and other risks pertinent to the Funds. Not all Funds invest in the securities or engage in the investment practices described below.

Money Market Securities

Money market securities are high quality, short-term securities that pay a fixed, variable, or floating interest rate. Money market securities include commercial paper, bankers' acceptances, repurchase agreements, government securities, certificates of deposit, and other highly liquid securities. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government. The payment of interest and principal on some of these securities is backed by the full faith and credit of the U.S. Government. The payment of interest and principal on securities issued by agencies and instrumentalities, which include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation, may be backed by the right to borrow from the U.S. Treasury or by the agency itself. While principal and interest may be guaranteed by the U.S. Government, government agencies or other guarantors, the market value of such securities is not guaranteed.

Asset-Backed and Mortgage-Backed Securities

A Fund may invest in securities that are backed by mortgages or other assets (to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940). Mortgage-backed and asset-backed securities are securities that derive their value from underlying pools of loans.

Repurchase and Reverse Repurchase Agreements

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed-upon price. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a broker-dealer or bank, in return for cash and agrees to repurchase the instrument at a particular price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund invested in these instruments is exposed to the risk that a counterparty may default on its obligation to purchase or deliver the securities subject to the agreement, as the case may be. In such an instance, the Fund may encounter delays and incur costs before being able to sell the security or collect on collateral. Delays may involve loss of interest or decline in price of the obligation and could adversely affect the value of a Fund's net asset value. In addition, reverse repurchase agreements are essentially borrowings, so a

Fund's ability to invest in these instruments is restricted by the Fund's fundamental investment policy limiting all borrowings to no more than one-third of its total assets.

Derivative Securities

Ownership of derivative securities allows the purchaser to receive payments of principal and/or interest on underlying securities. There are many types of derivatives, including derivatives in which the interest rate is determined by an index, a swap agreement, or some other formula. Derivative securities are subject to certain structural risks that, in unexpected circumstances, could cause a Fund's shareholders to lose money. However, a Fund will invest in derivatives only when these securities are judged consistent with a Fund's objective.

Variable Rate Notes

Variable rate notes are securities that are payable on demand and bear interest at a rate tied to a reference, or "base rate." The rate on the note is reset upward or downward each time the base rate changes.

Floating Rate Notes

Floating rate notes are debt instruments with a variable interest rate. Interest adjustments are made on a fixed schedule, typically every six months. The interest rate on floating rate notes is tied to a reference rate, such as a money market or Treasury bill rate.

Foreign Securities

Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities also may be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

NYLIM INSTITUTIONAL FUNDS
Shareholder Guide

Shareholder Services Plan

The Board of Trustees of the Trust has adopted a Shareholder Services Plan with respect to the Service Class Shares, under the terms of the Shareholder Services Plan, each Fund's Service Class is authorized to pay to NYLIM, as compensation for services rendered by NYLIM, its affiliates or independent third-party service providers, to the Shareholders of the Service Class Shares, a Shareholder Service Fee at the rate of __% on an annualized basis of average daily net assets of the Service Class of the Funds. Each Fund may pay to Service Agents "Service Fees."

Each Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers, Inc. for services provided to shareholders of the Service Class of such Funds. These fees are for personal services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders who have questions or other needs relating to their accounts.


===========================
Investment Minimums
===========================


=========================== ==============================
Initial Investment          Additional Investments
=========================== ==============================

=========================== ==============================
$10 million dollars         No minimum
=========================== ==============================

Opening Your Account
--------------------

By Wire: before wiring funds, call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) between 8:00 a.m. - 6:00 p.m. any business day to obtain an account number and place your initial order. Then send your investment via Federal Funds wire to:

Bank of New York
ABA: #021000018
NYLIM Institutional Funds (DDA #8900403551)
Fund Name and Share Class
Your Account Number
Name(s) of Account owner

And - Overnight your New Account Application to:
NYLIM Institutional Funds
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey  07054

[ ] The Funds must receive your order and Fed Funds wire by 5:00 p.m. Eastern Time in order for you to receive that day's dividend. In addition, the New Account Application must be forwarded to NYLIM via overnight mail.

By Check: Send your completed New Account Application and check to:

NYLIM Institutional Funds
c/o BFDS
66 Brooks Drive
Braintree, MA 02184

[ ] Make check payable to NYLIM Institutional Funds (third party checks will not be accepted).

[ ] Investments by check will become effective on the day the remittance is converted into federal funds.

[ ] Investments by check normally will be converted to Federal Funds within 2 business days following receipt.

NYLIM INSTITUTIONAL FUNDS
Shareholder Guide

Purchasing Additional Shares
----------------------------

By Wire: Call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) between 8:00 a.m. - 6:00 p.m. any business day to place your order, then send your investment via Federal Funds wire to:

Bank of New York
ABA: #021000018
NYLIM Institutional Funds (DDA #8900403551)
Fund Name and Share Class
Your Account Number
Name(s) of Account owner

[ ] The Funds must receive your order and Fed Funds wire by 5:00 p.m. Eastern Time in order for you to receive that day's dividend.

By Check: Send check to:

NYLIM Institutional Funds
C/o BFDS
66 Brooks Drive
Braintree, MA 02184

[ ] Make check payable to NYLIM Institutional Funds (third party checks will not be accepted).

[ ] Investments by check will become effective on the day the remittance is converted into federal funds.

[ ] Investments by check normally will be converted to Federal Funds within 2 business days following receipt.

Selling Shares
--------------

By Wire: Call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) between 8:00 a.m. - 6:00 p.m. any business day.

[ ] To qualify for wire redemptions, you must have completed the appropriate section of the New Account Application providing valid bank account information. A signature guarantee may be required for redemption proceeds sent to a 3rd party or a bank not previously established on the account.

[ ] To redeem shares and have wires sent "same day," we must receive your call by 5:00 p.m. Eastern Time. You will receive the previous day's dividend.

NYLIM INSTITUTIONAL FUNDS
Shareholder Guide


[ ] Calls received after 5:00 p.m. Eastern Time will receive the current day's dividend and funds will be wired the morning of the following business day.

By Check: Call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) between 8:00 a.m. - 6:00 p.m. Eastern Time on any business day to request a redemption. You will receive the previous day's dividend and proceeds will generally be mailed to the address of record the following business day.

[ ] Calls received after 5:00 p.m. Eastern will receive the current day's dividend. Shares will be redeemed the following business day and a check will be mailed the next business day.

[ ] A written request may be required if the address of record has been changed during the previous 30 days.

Exchanges:
----------

You may exchange shares between Funds. Exchanges will be based upon each Fund's NAV per share next computed following receipt of your instructions. To initiate an exchange, call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) before 5:00 p.m. Eastern Time. Calls received after 5:00 p.m. Eastern Time will receive the current day's dividend and the exchange will take place the next business day.

Redemptions-in-kind
-------------------

The Fund reserves the right to pay certain redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.

General Policies
----------------

The following policies apply to purchases and redemptions:

* The Fund may, at its discretion, accept investment amounts smaller than the stated minimum.
*   The Fund does not issue shares in certificate form.
*   You must purchase shares in U.S. dollars with funds drawn on a U.S. bank.
* Except under certain conditions, we do not accept third-party checks and reserve the right to limit the number of checks received.
* If your check does not clear, your order will be canceled and you will be liable for any losses or fees we incur as a result.
*   Wires are not accepted when the New York Stock Exchange or banks are closed.
* If you buy shares by check and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date of the purchase to allow the check to clear.
* A signature guarantee may be required for redemption proceeds sent to a third party or a bank not previously established on the account. In the interest of all shareholders, we reserve the right to:

* Reject your order to buy or redeem your Fund shares if your order is incomplete or incorrect (particularly if you have failed to include valid taxpayer identification information).
* Suspend offering shares or reject purchase orders when, in management's judgement, it is in the Fund's best interest to do so.

NYLIM INSTITUTIONAL FUNDS
Shareholder Guide


Determining the Fund's Share Prices (NAV)
-----------------------------------------

Shares of each Fund are sold at net asset value per share ("NAV"). The NAV is determined by each Fund as of 5:00 p.m. Eastern Time on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt of a completed purchase or redemption request in good order. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management and shareholder servicing fees which are accrued daily.

Each Fund utilizes the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Funds of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

Fund Earnings and Tax Consequences
----------------------------------

*   Your earnings will be automatically reinvested in the same Fund.
* Dividends paid by The Fund will be taxable as ordinary income if you are not exempt from taxes. Such dividends are taxable whether you receive them in cash or reinvest them in more shares.

The Manager


New York Life Investment Management LLC (the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Funds' manager, handling business affairs for the Funds. The Manager was reorganized in 1999 as a Delaware limited liability company, and through its predecessors, has been in the business of providing investment advisory services to registered investment companies since 1997. The Manager is an indirect wholly-owned subsidiary of New York Life Insurance Company. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds. As of December 31, 2000, the Manager and its affiliates managed approximately $116 billion in assets.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that aren't the responsibility of the Funds, including the fees paid to NYLIM as the administrator.

The Manager is not responsible for records maintained by the Funds' Custodian, Transfer Agent, or Dividend Disbursing and Shareholder Servicing Agent.

Under the Management Agreement entered into by the Trust, on behalf of each Fund, and the Manager, in consideration for the services rendered by the Manager, each Fund pays the Manager a single, unitary fee that includes the cost of management of the Fund, administrative expenses, and all non-extraordinary expenses. The rate of the unitary fee declines for all shareholders as each Fund's assets increase. The rate begins at an annual rate of ____% on average daily net assets of each fund up to breakpoints at $______, $________, $________, $________, and $________ such that the fee charged on assets in excess of each breakpoint is ____ %, ____ %, ____ %, ____ %, and ____%, respectively.

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

Statement of Additional Information (SAI)

The SAI provides more details about the Funds. A current SAI is incorporated by reference into the prospectus and has been filed with the SEC.

Annual/Semiannual  Reports

Annual and Semiannual reports provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

To obtain information:

Write NYLIFE Distributors Inc., attn: NYLIM Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, call 1-800-695-2126.

You can obtain information about the Funds (including the SAI ) by visiting the SEC's Public Relations Room in Washington, D.C. (phone 1-202-942-8090). You may visit the SEC's website at http://www.sec.gov or you may send your written request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NYLIM Institutional Funds
SEC File Number: 811-10307

NYLIFE Distributors Inc.
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054
Distributor of NYLIM Institutional Funds
NYLIFE Distributors Inc. is an indirect wholly owned subsidiary of New York Life Insurance Company.


[NYLIM Logo]


[RECYCLE LOGO]
More information about the Funds is available free upon request.

                                                    NYLIM(R) Institutional Funds




Prospectus



                                 __________________, 2001







                                 NYLIM Institutional Prime Cash Fund
                                 NYLIM Institutional U.S. Government Cash Fund NYLIM Institutional Treasury Cash Fund





                                 Institutional Class








                                  Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved state securities of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

         Investment Objectives, Principal Investment Strategies And Principal Risks:
              An Overview.................................................................................
         NYLIM Institutional Prime Cash Fund..............................................................
         NYLIM Institutional U.S. Government Cash Fund....................................................
         NYLIM Institutional Treasury Cash Fund...........................................................
         More About Investment Strategies.................................................................
         Shareholder Guide................................................................................
                  How to Open an Account..................................................................
                  Investment Minimums.....................................................................
                  Buying, Selling and Exchanging Fund Shares..............................................
                  General Policies........................................................................
                  Determining the Funds' Share Prices (NAV) and the Valuation
                      of Securities.......................................................................
                  Fund Earnings...........................................................................
                  Understand the Tax Consequences.........................................................
         The Manager......................................................................................


Investment Objectives, Principal Investment Strategies And
Principal Risks: An Overview

This prospectus discusses three money market mutual funds (the "Funds") that seek to maintain a stable net asset value of $1.00 per share. Each Fund offers two classes of shares. This prospectus describes the Institutional Class shares. The Funds are managed by New York Life Investment Management LLC ("NYLIM"), which is responsible for the day-to-day portfolio management of each Fund. Each Fund pursues somewhat different strategies to achieve its objective, but under normal market conditions, each Fund invests primarily in high quality, short-term money market instruments. The primary differences between the Funds are reflected in the chart below.

Fund                                       Primary Investments                           Principal Risks
---------------------------------------    ------------------------------------------    ----------------------------

NYLIM Institutional                        High-quality bank obligations,                Income risk
Prime Cash Fund                            commercial paper, loans to U.S.               Credit risk
                                           and foreign issuers and to foreign            Risk of investing in U.S
                                           branches of U.S. banks                        dollar-denominated foreign
                                           (Eurodollars)                                 securities
                                           Variable Rate Notes, Floaters,                Derivatives risk
                                           Asset-Backed Securities
---------------------------------------    ------------------------------------------    ----------------------------

NYLIM Institutional                        Securities issued by the U.S. Government      Income risk
U.S. Government Cash Fund                  or its agencies and instrumentalities         Credit risk
---------------------------------------    ------------------------------------------    ----------------------------

NYLIM Institutional                        Securities issued by the U.S.                 Income risk
Treasury Cash Fund                         Government


Not Insured, You May Lose Money

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in a Fund.

More Information

The next section of this prospectus gives you more detailed information about the investment objectives, policies, principal investment strategies, principal risks and expenses of each Fund offered in this prospectus. Please review it carefully.

NYLIM INSTITUTIONAL PRIME CASH FUND

The NYLIM Institutional Prime Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high quality, short-term securities denominated in U.S. dollars that generally mature in 397 days (13 months) or less. The weighted average portfolio maturity will not exceed 90 days. The securities in which the Fund invests may include:

- obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,

- bank and bank holding company obligations such as CDs and bankers' acceptances,

-        commercial paper (short-term unsecured loans to corporations),

- loans to U.S. and foreign issuers and securities of foreign branches of U.S. banks, such as negotiable CDs, also known as Eurodollars CDs,

-        time deposits,

-        repurchase agreements, and

-        corporate debt securities.

With respect to securities other than U.S. government securities, under normal conditions, the Fund will invest in securities that, at the time of purchase:

         o    have received one of the two the highest  short-term  ratings from
              two  nationally   recognized   statistical  ratings  organizations
              ("NRSRO"), if rated by two NRSROs;

         o have received one of the two the highest short-term ratings from one NRSRO, if rated by only one NRSRO; or

         o are unrated, but are determined to be of comparable quality by NYLIM; or

         o have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of comparable quality by NYLIM.

The Fund may also invest in variable rate notes, floaters and asset-backed securities, and may purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a "forward commitment" basis.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

[side bar items]

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

[end of side bar items]

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of an issuer once believed to be of high quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk, which is the risk that the issuer will fail to pay interest and principal on time.

Because the Fund invests in dollar-denominated foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These may include:

-        political and economic instability,

-        less publicly available information about issuers, and

-        changes in U.S. or foreign tax or currency laws.

The Fund's principal investments include derivatives such as variable rate notes, floaters and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce (hedge) the risk of loss of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives if the Fund's Manager incorrectly anticipates changes in interest rates or market conditions. With respect to asset-backed securities, if interest rates fall, the underlying debt may be paid off, thereby reducing the value of the Fund's investments.

Performance

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call 1-866-227-4695.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                 Shareholder Fees
                    (fees paid directly from your investment)                                 Institutional
                                                                                                  Class

Maximum Sales Charge (Load) Imposed on Purchases of Shares                                        None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Sales of Shares (as a percentage                  None
of redemption proceeds)

Exchange Fee                                                                                      None

                          Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)

Management Fee1                                                                                   ____%

Distribution (12b-1) Fees                                                                         None

Other Expenses                                                                                    None

Total Annual Fund Operating Expenses1                                                             ____%

--------------
         1 The  Management  Fee charged on average  daily net assets  declines as follows:  ____% on assets in excess of $____,  ____% on assets in excess of $____,  ____% on assets in excess of $____,  ____% on assets in excess of $____, and ____% on assets in excess of $____.


Example

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                       Institutional
               Expenses after                              Class

                 1 year                                   [$_____]

                 3 years                                  [$_____]

NYLIM INSTITUTIONAL U.S. GOVERNMENT CASH FUND

The NYLIM Institutional U.S. Government Cash Fund's investment objective is to provide current income consistent with stability of principal.

Principal Investment Strategies

The Fund invests at least 80% of its total assets in direct short-term U.S. Government securities, including obligations of the U.S. Treasury, U.S. agencies and U.S. instrumentalities. The Fund may also engage in repurchase agreements which are fully collateralized by U.S. Treasury or agency securities. The Fund may purchase U.S. Treasury or agency securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

While principal and interest may be guaranteed on certain securities, the market value of the securities is not guaranteed.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

[side bar items]

U.S. Government securities are high-quality securities issued by or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

[end of side bar items]

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of an issuer once believed to be of high-quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk - which is the risk that the issuer of a security will fail to pay interest and principal on time.

Performance

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call 1-866-227-4695.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                 Shareholder Fees                                             Institutional
                    (fees paid directly from your investment)                                     Class

Maximum Sales Charge (Load) Imposed on Purchases of Shares                                        None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Sales of Shares (as a percentage                  None
of redemption proceeds)

Exchange Fee                                                                                      None

                          Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)

Management Fee1                                                                                   ____%

Distribution (12b-1) Fees                                                                         None

Other Expenses                                                                                    None

Total Annual Fund Operating Expenses1                                                             ____%

--------------
         1 The  Management  Fee charged on average  daily net assets  declines as follows:  ____% on assets in excess of $____,  ____% on assets in excess of $____,  ____% on assets in excess of $____,  ____% on assets in excess of $____, and ____% on assets in excess of $____.


Example

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                       Institutional
                  Expenses after                           Class

                    1 year                                [$_____]

                    3 years                               [$_____]

NYLIM INSTITUTIONAL TREASURY CASH FUND

The Institutional Treasury Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintain liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in high quality, short-term securities that generally mature in 397 days (13 months) or less. The securities in which the Fund invests may include: Treasury bills, notes and other direct obligations of the U.S. Treasury (U.S. Treasury securities), repurchase agreements secured by U.S. Treasury securities. The fund may also purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a "forward commitment" basis.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

[side bar items]

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

[end of side bar items]

Principal Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline.

Performance

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call 1-866-227-4695.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                 Shareholder Fees                                             Institutional
                    (fees paid directly from your investment)                                     Class

Maximum Sales Charge (Load) Imposed on Purchases of Shares                                        None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load) Imposed on Sales of Shares (as a percentage                  None
of redemption proceeds)

Exchange Fee                                                                                      None

                          Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)

Management Fee1                                                                                   ____%

Distribution (12b-1) Fees                                                                         None

Other Expenses                                                                                    None

Total Annual Fund Operating Expenses1                                                             ____%

--------------
         1 The  Management  Fee charged on average  daily net assets  declines as follows:  ____% on assets in excess of $____,  ____% on assets in excess of $____,  ____% on assets in excess of $____,  ____% on assets in excess of $____, and ____% on assets in excess of $____.


Example

The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                                                        Institutional
                   Expenses after                           Class

                     1 year                                [$_____]

                     3 years                               [$_____]

More About Investment Strategies

The information below describes in greater detail the investments, investment practices and other risks pertinent to the Funds. Not all Funds invest in the securities or engage in the investment practices described below.

Money Market Securities

Money market securities are high quality, short-term securities that pay a fixed, variable, or floating interest rate. Money market securities include commercial paper, bankers' acceptances, repurchase agreements, government securities, certificates of deposit, and other highly liquid securities. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the security's maturity.

U.S. Government Securities

U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government. The payment of interest and principal on some of these securities is backed by the full faith and credit of the U.S. Government. The payment of interest and principal on securities issued by agencies and instrumentalities, which include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation, may be backed by the right to borrow from the U.S. Treasury or by the agency itself. While principal and interest may be guaranteed by the U.S. Government, government agencies or other guarantors, the market value of such securities is not guaranteed.

Asset-Backed and Mortgage-Backed Securities

A Fund may invest in securities that are backed by mortgages or other assets (to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940). Mortgage-backed and asset-backed securities are securities that derive their value from underlying pools of loans.

Repurchase and Reverse Repurchase Agreements

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed-upon price. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a broker-dealer or bank, in return for cash and agrees to repurchase the instrument at a particular price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund invested in these instruments is exposed to the risk that a counterparty may default on its obligation to purchase or deliver the securities subject to the agreement, as the case may be. In such an instance, the Fund may encounter delays and incur costs before being able to sell the security or collect on collateral. Delays may involve loss of interest or decline in price of the obligation and could adversely affect the value of a Fund's net asset value. In addition, reverse repurchase agreements are essentially borrowings, so a Fund's ability to invest in these instruments is restricted by the Fund's fundamental investment policy limiting all borrowings to no more than one-third of its total assets.

Derivative Securities

Ownership of derivative securities allows the purchaser to receive payments of principal and/or interest on underlying securities. There are many types of derivatives, including derivatives in which the interest rate is determined by an index, a swap agreement, or some other formula. Derivative securities are subject to certain structural risks that, in unexpected circumstances, could cause a Fund's shareholders to lose money. However, a Fund will invest in derivatives only when these securities are judged consistent with a Fund's objective.

Variable Rate Notes

Variable rate notes are securities that are payable on demand and bear interest at a rate tied to a reference, or "base rate." The rate on the note is reset upward or downward each time the base rate changes.

Floating Rate Notes

Floating rate notes are debt instruments with a variable interest rate. Interest adjustments are made on a fixed schedule, typically every six months. The interest rate on floating rate notes is tied to a reference rate, such as a money market or Treasury bill rate.

Foreign Securities

Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities also may be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

NYLIM INSTITUTIONAL FUNDS
Shareholder Guide

===========================
Investment Minimums
===========================


=========================== ==============================
Initial Investment          Additional Investments
=========================== ==============================

=========================== ==============================
$10 million dollars         No minimum
=========================== ==============================

Opening Your Account
--------------------

By Wire: Before wiring funds, call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) between 8:00 a.m. - 6:00 p.m. any business day to obtain an account number and place your initial order. Then send your investment via Federal Funds wire to:

Bank of New York
ABA: #021000018
NYLIM Institutional Funds (DDA #8900403551)
Fund Name and Share Class
Your Account Number
Name(s) of Account owner

And - Overnight your New Account Application to:
NYLIM Institutional Funds
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey  07054


[   ]    The Funds must receive your order and Fed Funds wire by 5:00 p.m.
         Eastern Time in order for you to receive that day's dividend. In addition, the New Account Application must be forwarded to NYLIM via overnight mail.

By Check: Send your completed New Account Application and check to:

NYLIM Institutional Funds
C/o BFDS
66 Brooks Drive
Braintree, MA 02184

[ ] Make check payable to NYLIM Institutional Funds (third party checks will not be accepted).

[ ] Investments by check will become effective on the day the remittance is converted into federal funds.

[ ] Investments by check normally will be converted to Federal Funds within 2 business days following receipt.

NYLIM INSTITUTIONAL FUNDS
Shareholder Guide

Purchasing Additional Shares
----------------------------

By Wire: Call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) between 8:00 a.m. - 6:00 p.m. any business day to place your order, then send your investment via Federal Funds wire to:

Bank of New York
ABA: #021000018
NYLIM Institutional Funds (DDA #8900403551)
Fund Name and Share Class
Your Account Number
Name(s) of Account owner

[  ]     The Funds must receive your order and Fed Funds wire by 5:00 p.m.
         Eastern Time in order for you to receive that day's dividend.

By Check: Send check to:

NYLIM Institutional Funds
C/o BFDS
66 Brooks Drive
Braintree, MA 02184

[ ] Make check payable to NYLIM Institutional Funds (third party checks will not be accepted).

[ ] Investments by check will become effective on the day the remittance is converted into federal funds.

[ ] Investments by check normally will be converted to Federal Funds within 2 business days following receipt.

Selling Shares

By Wire: Call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) between 8:00 a.m. - 6:00 p.m. any business day.

[  ]     To qualify for wire redemptions, you must have completed the appropriate section of the New Account Application providing valid bank account information. A signature guarantee may be required for redemption proceeds sent to a 3rd party or a bank not previously established on the account.

[  ]     To redeem shares and have wires sent "same day," we must receive your call by 5:00 p.m. Eastern Time. You will receive the previous day's dividend.

NYLIM INSTITUTIONAL FUNDS
Shareholder Guide


[  ]     Calls received after 5:00 p.m.  Eastern Time will receive the current day's dividend and funds will be wired the morning of the following business day.

By Check: Call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) between 8:00 a.m. - 6:00 p.m. Eastern Time on any business day to request a redemption. You will receive the previous day's dividend and proceeds will generally be mailed to the address of record the following business day.

[  ]     Calls received after 5:00 p.m. Eastern will receive the current day's dividend. Shares will be redeemed the following business day and a check will be mailed the next business day.

[  ]     A written  request  may be required if the address of record has been changed during the previous 30 days.

Exchanges:
---------

You may exchange shares between Funds. Exchanges will be based upon each Fund's NAV per share next computed following receipt of your instructions. To initiate an exchange, call NYLIM Service Company at 1-866-CASH-NYL (1-866-227-4695) before 5:00 p.m. Eastern Time. Calls received after 5:00 p.m. Eastern Time will receive the current day's dividend and the exchange will take place the next business day.

Redemptions-in-kind
-------------------

The Fund reserves the right to pay certain redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.

General Policies
----------------

The following  policies apply to purchases and  redemptions:
* The Fund may, at its discretion, accept investment amounts smaller than the stated minimum.
*   The Fund does not issue shares in certificate form.
*   You must purchase shares in U.S. dollars with funds drawn on a U.S. bank.
* Except under certain conditions, we do not accept third-party checks and reserve the right to limit the number of checks received.
* If your check does not clear, your order will be canceled and you will be liable for any losses or fees we incur as a result.
*   Wires are not accepted when the New York Stock Exchange or banks are closed.
* If you buy shares by check and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date of the purchase to allow the check to clear.
* A signature guarantee may be required for redemption proceeds sent to a third party or a bank not previously established on the account. In the interest of all shareholders, we reserve the right to:
* Reject your order to buy or redeem your Fund shares if your order is incomplete or incorrect (particularly if you have failed to include valid taxpayer identification information).
* Suspend offering shares or reject purchase orders when, in management's judgement, it is in the Fund's best interest to do so.

NYLIM INSTITUTIONAL FUNDS
Shareholder Guide


Determining the Fund's Share Prices (NAV)
-----------------------------------------

Shares of each Fund are sold at net asset value per share ("NAV"). The NAV is determined by each Fund as of 5:00 p.m. Eastern Time on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt of a completed purchase or redemption request in good order. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management and shareholder servicing fees which are accrued daily.

Each Fund utilizes the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Funds of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

Fund Earnings and Tax consequences
----------------------------------

*   Your earnings will be automatically reinvested in the same Fund.
* Dividends paid by The Fund will be taxable as ordinary income if you are not exempt from taxes. Such dividends are taxable whether you receive them in cash or reinvest them in more shares.

The Manager

New York Life Investment Management LLC (the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Funds' manager, handling business affairs for the Funds. The Manager was reorganized in 1999 as a Delaware limited liability company, and through its predecessors, has been in the business of providing investment advisory services to registered investment companies since 1997. The Manager is an indirect wholly-owned subsidiary of New York Life Insurance Company. The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds. As of December 31, 2000, the Manager and its affiliates managed approximately $116 billion in assets.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that aren't the responsibility of the Funds, including the fees paid to NYLIM as the administrator.

The Manager is not responsible for records maintained by the Funds' Custodian, Transfer Agent, or Dividend Disbursing and Shareholder Servicing Agent.

Under the Management Agreement entered into by the Trust, on behalf of each Fund, and the Manager, in consideration for the services rendered by the Manager, each Fund pays the Manager a single, unitary fee that includes the cost of management of the Fund, administrative expenses, and all non-extraordinary expenses. The rate of the unitary fee declines for all shareholders as each Fund's assets increase. The rate begins at an annual rate of ___% on average daily net assets of each fund up to breakpoints at $________, $________,
$________, $________, and $__________ such that the fee charged on assets in excess of each breakpoint is _____%, ____%, ___%, ____%, and ____%, respectively.

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

Statement of Additional Information (SAI)

The SAI provides more details about the Funds. A current SAI is incorporated by reference into the prospectus and has been filed with the SEC.

Annual/Semiannual Reports

Annual and Semiannual reports provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

To obtain information:

Write NYLIFE Distributors Inc., attn: NYLIM Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, call 1-800-695-2126.

You can obtain information about the Funds (including the SAI ) by visiting the SEC's Public Relations Room in Washington, D.C. (phone 1-202-942-8090). You may visit the SEC's website at http://www.sec.gov or you may send your written request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NYLIM Institutional Funds
SEC File Number: 811-10307

NYLIFE Distributors Inc.
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054
Distributor of NYLIM Institutional Funds
NYLIFE Distributors Inc. is an indirect wholly owned subsidiary of New York Life Insurance Company.


[NYLIM Logo]


[RECYCLE LOGO]
More information about the Funds is available free upon request.

                            NYLIM INSTITUTIONAL FUNDS

                                  NYLIM Center
                              169 Lackawanna Avenue
                          Parsippany, New Jersey 07054

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATE:           , 2001
                                   -----------

    This Statement of Additional Information ("SAI") of NYLIM Institutional Funds (the "Trust") supplements the information contained in each of the Trust's Prospectuses dated _________, 2001, as amended or supplemented from time to time (each Prospectus, describing different classes of the Trust's shares, are collectively referred to herein as the "Prospectus"), and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to NYLIM Institutional Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling 1-866-CASH-NYL (1-866-227-4695). This SAI, although not in itself a prospectus, is incorporated in its entirety by reference in and is made a part of the Prospectus.

    No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by any series of the Trust or by NYLIFE Distributors, Inc. (the "Distributor"). This SAI and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

    Shareholder inquiries should be made by writing to NYLIM Institutional Funds, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling 1-866-CASH-NYL (1-866-227-4695). In addition, you can make inquiries through your registered representatives.

                                TABLE OF CONTENTS


NYLIM INSTITUTIONAL FUNDS......................................................1
ADDITIONAL INFORMATION ABOUT THE FUNDS.........................................1
   THE FUNDS...................................................................1
INVESTMENT PRACTICES AND INSTRUMENTS OF THE FUNDS..............................3
   U.S.TREASURY SECURITIES.....................................................3
   OTHER U.S. GOVERNMENT SECURITIES............................................3
   STRIPPED INTERESTS IN U.S. TREASURY SECURITIES..............................4
   REPURCHASE AGREEMENTS.......................................................4
   WHEN-ISSUED AND FIRM OR STANDBY COMMITMENT AGREEMENTS.......................5
   CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS.............5
   VARIABLE AND FLOATING RATE INSTRUMENTS......................................6
   OTHER SHORT-TERM OBLIGATIONS................................................6
   FOREIGN SECURITIES..........................................................7
   BORROWING...................................................................7
   LENDING OF PORTFOLIO SECURITIES.............................................7
   REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS..............................8
   ILLIQUID RESTRICTED SECURITIES..............................................9
   INVESTMENT COMPANY SECURITIES AND INVESTMENT FUNDS..........................9
   MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES..........................9
FUNDAMENTAL INVESTMENT RESTRICTIONS...........................................15
TRUSTEES AND OFFICERS.........................................................16
THE MANAGER AND THE DISTRIBUTOR...............................................21
   MANAGEMENT AGREEMENT.......................................................21
   DISTRIBUTION AGREEMENT.....................................................22
PURCHASES AND REDEMPTIONS.....................................................23
PORTFOLIO TURNOVER............................................................23
NET ASSET VALUE...............................................................24
TAX INFORMATION...............................................................24
PERFORMANCE INFORMATION.......................................................27
OTHER INFORMATION.............................................................29
   CAPITALIZATION.............................................................29
   EFFECTIVE MATURITY.........................................................29
   SHARE OWNERSHIP OF THE FUNDS...............................................29
ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER
FUND STRUCTURE................................................................30
   INDEPENDENT ACCOUNTANTS....................................................30
   LEGAL COUNSEL..............................................................30
   TRANSFER AGENT.............................................................30
   CUSTODIAN..................................................................31
   REGISTRATION STATEMENT.....................................................31
APPENDIX A....................................................................32
   DESCRIPTION OF SECURITIES RATINGS..........................................32
   MOODY'S INVESTORS SERVICE, INC.............................................32
   STANDARD & POOR'S..........................................................33

                            NYLIM INSTITUTIONAL FUNDS

    NYLIM Institutional Funds, the Trust, is an open-end management investment company (or mutual fund) currently consisting of three separate investment portfolios: the NYLIM Institutional Prime Cash Fund (the "Prime Cash Fund"), the NYLIM Institutional Treasury Cash Fund (the "Treasury Cash Fund"), and the NYLIM Institutional U.S. Government Cash Fund (the "Government Cash Fund") (each referred to generally as a "Fund" and collectively as the "Funds"). Each Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). New York Life Investment Management LLC (the "Manager") serves as the Manager of each Fund.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

    The Prospectus discusses the investment objectives, principal investment strategies and principal risks of each Fund. This section contains supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies the Funds may utilize, and certain risks involved with those investments, policies and strategies.

    None of the Funds alone constitutes a complete investment program.

    Investment decisions for each Fund are made independently from those of the other accounts and investment companies that may be managed by the Manager. However, if such other accounts or investment companies are prepared to invest in, or desire to dispose of, securities in which one Fund invests at the same time as another Fund managed by the Manager, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

                                    THE FUNDS

    All of the assets of each Fund will generally be invested in obligations that mature in 397 days or less and substantially all of these investments will be held to maturity; however, securities collateralizing repurchase agreements may have maturities in excess of 397 days. Each Fund will, to the extent feasible, make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. The dollar-weighted average maturity of a Fund's portfolio may not exceed 90 days.

    Consistent with the provisions of Rule 2a-7 under the 1940 Act (the "Rule"), the Funds invest only in U.S. dollar-denominated money market instruments that present minimal credit risk and, with respect to 95% of their total assets, measured at the time of investment, that are of the highest quality. The Manager determines whether a security presents minimal credit risk pursuant to procedures adopted by the Trust's Board of Trustees. A money market instrument will be considered to be of the highest quality if it invests in First Tier Securities. A First Tier Security:

    (1) is a rated security that has received from requisite nationally recognized statistical rating organizations ("NRSROs") in the highest short-term rating category for debt obligations; or

    (2) is an unrated security that is of comparable quality to a security meeting the requirements for a rated security within the meaning of the Rule as determined by the Trust's Board of Trustees; or

    (3) is a security issued by a registered investment company that is a money market fund; or;

    (4) is a U.S. Government security.

    None of the Funds may invest more than 5% of its total assets, measured at the time of investment, in securities of any one issuer, except that a Fund may exceed this 5% limitation with respect to 25% of its total assets for up to three business days after the purchase of First Tier Securities of any one issuer and except that this limitation shall not apply to U.S. Government securities or securities subject to certain Guarantees. Immediately after the acquisition of any Demand Feature or Guarantee, a Fund, with respect to 75% of its total assets, shall not have invested more than 10% of its assets in securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee, with certain exceptions. In addition, immediately after the acquisition by a Fund of any Demand Feature or Guarantee (or a security after giving effect to the Demand Feature or Guarantee) that is not within the highest rating category by NRSROs, the Fund shall not have invested more than 5% of its total assets in securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee. A Fund may invest up to 5% of its total assets in securities that were "Second Tier" when acquired (that is, securities that are not First Tier Securities). None of the Funds may invest more than the greater of 1% of their total assets or $1 million, measured at the time of investment, in "Second Tier" securities of any one issuer, except that this limitation shall not apply to U.S. Government securities or securities subject to certain Guarantees. In the event that an instrument acquired by a Fund is downgraded or otherwise ceases to be of the quality that is eligible for the Fund, the Fund's Manager, under procedures approved by the Board of Trustees, shall promptly reassess whether such security presents minimal credit risk and shall recommend to the Board of Trustees that the Fund take such action as it determines is in the best interest of the Fund and its shareholders. The Board of Trustees, after consideration of the recommendation of the Manager and such other information as it deems appropriate, shall cause the Fund to take such action as it deems necessary or appropriate.

    Pursuant to the Rule, each of the Funds use the amortized cost method of valuing portfolio securities in order to maintain a stable net asset value of $1.00 per share. The amortized cost method, which is normally used to value each Fund's portfolio securities, involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

    The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, each Fund's net asset value per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a review of each Fund's portfolio by the Trustees, at such intervals as they deem necessary or appropriate, to ensure that each Fund's net asset value calculated by using available market quotations or market equivalents (the determination of value by reference to interest rate levels, quotations of comparable securities and other factors) does not deviate beyond acceptable limits.

    The extent of deviation, if any, between a Fund's net asset value per share, based upon available market quotations or market equivalents, and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

    Each of the Funds may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, may tend to lower the yield on a Fund's shares.

    Each Fund may also, consistent with the provisions of the Rule, invest in securities with a face maturity of more than 397 days, provided that the security's other features allow the Fund to utilize the maturity shortening provisions of the Rule.

    The Funds may borrow money for temporary or emergency purposes, purchase securities on a when-issued basis, and enter into firm or standby commitments to purchase securities.

                INVESTMENT PRACTICES AND INSTRUMENTS OF THE FUNDS

    The Funds may engage in the following investment practices, or invest in the following instruments to the extent disclosed in the Prospectus and elsewhere in this SAI.

Principal Investment Strategies/Instruments
-------------------------------------------

U.S. TREASURY SECURITIES

    Each Fund may invest in U.S. Treasury securities, including Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

    In addition, each Fund may invest in Treasury Inflation-Protection Securities ("TIPS"), securities newly created and issued by the U.S. Treasury and designed to provide investors a long term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index. Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than typical Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS will develop; initially, the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

OTHER U.S. GOVERNMENT SECURITIES

    Each Fund, in addition to U.S. Treasury securities, may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Securities issued by the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and the Student Loan Marketing Association, the Interamerican Development Bank, and

International Bank for Reconstruction and Development, whose securities are supported only by the credit of such agencies.

    Although the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. Government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

STRIPPED INTERESTS IN U.S. TREASURY SECURITIES

    A number of banks and brokerage firms have separated ("stripped") the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). Each Fund may invest in such receipts or certificates. The investment and risk characteristics of "zero coupon" Treasury securities described above under "Government Securities" are shared by such receipts or certificates. The staff of the Securities and Exchange Commission (the "SEC") has indicated that receipts or certificates representing stripped corpus interests in U.S. Treasury securities sold by banks and brokerage firms should not be deemed U.S. Government securities but rather securities issued by the bank or brokerage firm involved.

REPURCHASE AGREEMENTS

    Each Fund may enter into fully collateralized, domestic repurchase agreements with certain sellers determined by the Manager to be creditworthy. A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The custody of the securities will be maintained by a custodian appointed by the Fund. The Fund attempts to assure that the value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the securities subject to the repurchase agreement.

    In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund will have the right to liquidate the collateral supporting the transaction or obtain the securities elsewhere but may encounter delays and incur costs before being able to sell the underlying securities or enter into another repurchase agreement. Delays may involve loss of interest or decline in price of the securities. The Manager seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price. No Fund will invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

WHEN-ISSUED AND FIRM OR STANDBY COMMITMENT AGREEMENTS

    Each Fund may from time to time purchase securities on a "when-issued" or "firm commitment" or "standby commitment" basis in accordance with each Fund's stated investment objective and policies and with Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Debt securities are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued, or firm or standby commitment securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, each Fund intends to be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued, or firm or standby commitment securities may be sold prior to the settlement date, the each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

    The transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities and firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

    At the time a Fund makes a commitment to purchase a security on a when-issued, or firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued, or firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Trustees do not believe that a Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued or firm commitment basis. Each Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a when-issued, firm, or standby commitment basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS

    Each Fund may invest in certificates of deposit, bankers acceptances and other bank time deposits. Certificates of deposit are receipts from a bank or savings and loan association ("S&L"), for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. The Funds will limit their investment in time deposits for which there is a penalty for early withdrawal to 10% of their net assets.

    The Funds will not invest in any obligation of a bank unless (i) the bank has capital, surplus, and individual profits (as of the date of the most recently published financial statements) in excess of $100 million, or the equivalent in other currencies, and (ii) its deposits are insured by the Federal Deposit Insurance Corporation.

VARIABLE AND FLOATING RATE INSTRUMENTS

    As part of the principal strategy of the Prime Cash Fund, and the non-principal strategy of each other Fund, the Funds may purchase rated and unrated variable and floating rate instruments in accordance with each Fund's investment objective, policies and strategies and Rule 2a-7. These instruments may include variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. These instruments may include those that are issued by municipalities or other public authorities. Such notes are direct lending arrangements between the Fund and a borrower and, therefore, the notes generally are not traded, and there is no market in which to sell them to third parties. A Fund could suffer a loss if, for example, the borrower defaults on the note. This type of note will be subject to a Fund's limitations on illiquid investments if the Fund cannot demand payment of the principal amount of the note within seven days. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for a Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and a Fund could, for these or other reasons, suffer a loss with respect to such instruments. When purchasing such instruments for the Funds, the Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status to meet payment on demand. In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment. Variable and floating rate instruments purchased by the Funds may carry nominal maturities in excess of those Funds' maturity limitations if such instruments carry demand features that comply with conditions established by the SEC.

OTHER SHORT-TERM OBLIGATIONS

    Each of the Funds will invest only in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in one of the two highest rating categories for short-term debt obligations by at least two nationally recognized statistical rating organizations, or NRSROs; (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; (4) if not rated, will be of comparable quality as determined by the Manager, subject to the discretion of the Trustees, or (5) have no short-term rating, but are rated in one of the top three highest long-term rating categories, or deemed to be of comparable quality by the Manager, subject to the discretion of the Trustees.

FOREIGN SECURITIES

    The Prime Cash Fund may invest in obligations issued by foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Prime Cash Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Prime Cash Fund held overseas will be held by foreign branches of the custodian for the Prime Cash Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the 1940 Act.

    Other Investment Practices
    --------------------------

BORROWING

    Each Fund may borrow from a bank up to a limit of 10% of its total assets, but only for temporary or emergency purposes. This borrowing may be unsecured. The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company for Federal tax purposes. To avoid the potential leveraging effects of a Fund's borrowings, a Fund will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

LENDING OF PORTFOLIO SECURITIES

    In accordance with guidelines adopted by the Trustees, each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The total market value of securities loaned will not exceed 33 1/3% of the total assets of a Fund. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.

    As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. However, the loans would be made only to firms deemed by the Manager to be creditworthy and approved by the Trustees, and when, in the judgment of the Manager, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Manager determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund. Under the guidelines adopted by the Board of Trustees, a Fund is prohibited from lending more than 5% of the Fund's total assets to any one counterparty.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

Reverse Repurchase Agreements and Dollar Rolls
----------------------------------------------

    Each Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. The Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Fund's net asset value. See "Fundamental Restrictions" for more information concerning restrictions on borrowing by the Fund. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

    The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

    In "dollar roll" transactions, the Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Fund enters into a dollar roll transaction, it will place in a segregated account maintained with an approved custodian cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

ILLIQUID RESTRICTED SECURITIES

    Each Fund may invest up to 10% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Under the supervision of the Trust's Board of Trustees, the Manager determines and monitors the liquidity of portfolio securities. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Manager has determined that an adequate trading market exists for such securities or that market quotations are readily available. The Funds may purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees. Those guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. The Board of Trustees monitors implementation of those guidelines on a periodic basis.

INVESTMENT COMPANY SECURITIES AND INVESTMENT FUNDS

    In connection with the management of its daily cash positions, each Fund, to the extent permitted by each Fund's investment objective, strategies and policies, may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 net asset value per share. Each Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit each such Fund so that
(i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

    Each Fund may each invest in certain mortgage-related and asset-backed securities. Mortgage-related and asset-backed securities, which include mortgage-backed securities, are securities that derive their value from underlying pools of loans that may include interests in pools of lower-rate debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment.

    A Fund may only invest in mortgage-backed and asset-backed securities that meet the requirements of Rule 2a-7. In addition, if any such security is determined to be illiquid, the Fund will limit its investment in these and other illiquid instruments to not more than 10% of its net assets. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. Government, government agencies or other guarantors, the market value of such securities is not guaranteed.

    A Fund will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. Government-sponsored corporations (currently GNMA, FHLMC and FNMA), or (ii) privately issued securities rated in one of the two highest rating categories by a NRSRO or, if not rated, of comparable investment quality as determined by the Manager. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a NRSRO, as described above.

    Mortgage Pass-Through Securities. Mortgage pass-through securities, which are securities interests in pools of mortgage-related securities, differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

    Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

    Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations).

    The principal governmental  guarantor of mortgage-related  securities is the
GNMA. GNMA is a wholly-owned U.S. Government corporation within the U.S. Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans Administration-guaranteed mortgages.

    Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

    FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation and acts as a government instrumentality under authority granted by Congress. FHLMC was formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

    If either fixed or variable rate pass-through securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

    Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, a Fund's Manager determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the opinion of the Manager are illiquid if, as a result, more than 10% of the value of a Fund's net assets would be illiquid.

    Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

    CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

    In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

    No Fund will invest in any privately issued CMOs that do not meet the requirements of Rule 3a-7 under the 1940 Act if, as a result of such investment, more than 5% of a Fund's net assets would be invested in any one CMO, more than 10% of the Funds' net assets would be invested in CMOs and other investment company securities in the aggregate, or each of the Funds would hold more than 3% of any outstanding issue of CMOs.

    FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

    If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

    Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

    Other Mortgage-related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals and stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

    The Manager expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Manager will, consistent with each Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

    CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

    The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.

    As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

    CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only recently developed, and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities. Each of the Funds limits its investment in CMO residuals to less than 5% of its net assets.

    CMOs may offer a higher yield than U.S. Government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the over-the-counter market, the depth and liquidity of which will vary from time to time.

    Risks Associated With Mortgage-related Securities. As in the case with other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. If the Manager incorrectly forecasts such factors and has taken a position in mortgage-related securities that is or becomes contrary to prevailing market trends, the Fund could be exposed to the risk of a loss.

    Investment in mortgage-related securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

    Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-related securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-related securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

    Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-related securities, issued by private institutions, is based on the financial health of those institutions.

    Other  Asset-Backed  Securities.  The  Funds'  Manager  expects  that  other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

    Consistent with each Fund's investment objective and policies and the requirements of Rule 2a-7, a Fund also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-related securities.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

    The investment restrictions set forth below are fundamental policies of each Fund; they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that Fund, as defined in the 1940 Act. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this Statement of Additional Information, and the Funds objectives as described in the Prospectus, all other investment policies and practices described may be changed by the Board of Trustees without the approval of shareholders.

    Unless otherwise indicated, all of the percentage limitations listed below and in the investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, except for fundamental restriction number 5 to which this qualification does not apply, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

    A Fund may not:

(1) invest in a security if, as a result of such investment, 25% or more of a Fund's total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and, at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated," (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) and each Fund elects to be so classified, then the foregoing limitation shall no longer apply with respect to any Fund;

(2) invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(3) invest in a security if, with respect to 75% of its assets, a Fund would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. Government securities;

(4) lend any funds or assets, except that a Fund may: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the SEC;

(5) borrow money or issue senior securities, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, and (ii) issue senior securities to the extent permitted under the 1940 Act, provided that the Fund maintains asset coverage of at least 300% for all such borrowings;

(6) purchase or sell real estate (although a Fund may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

(7) purchase or sell commodities or commodities contracts;

(8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws.

                              TRUSTEES AND OFFICERS

    The Trustees oversee the business and affairs of the Funds. Information pertaining to the Trustees and officers is set forth below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

       NAME,                 POSITION(S) WITH          PRINCIPAL OCCUPATION(S)
   ADDRESS AND AGE              THE TRUST                DURING PAST 5 YEARS
-----------------------  --------------------------    -----------------------

*Stephen C. Roussin, 38  Chairman of the Board         Director and Chairman
 New York, NY 10010      and Trustee                   of Eclipse Funds, Inc.
 51 Madison Avenue                                     from 1997 to present;
                                                       Chairman  and  Manager of
                                                       New York Life  Investment
                                                       Management LLC (including
                                                       predecessors)  from  1997
                                                       to  present;   President,
                                                       Chief  Executive  Officer
                                                       and    Trustee   of   The
                                                       MainStay  Funds from 1997
                                                       to  present;  Senior Vice
                                                       President,  New York Life
                                                       Insurance   Company  from
                                                       1997     to      present;
                                                       Director,  New York  Life
                                                       Trust  Company  from 1997
                                                       to  present;  Manager  of
                                                       New  York  Life   Benefit
                                                       Services LLC from 1997 to
                                                       present;    Director   of
                                                       NYLIFE  Securities,  Inc.
                                                       from  1997  to   present;
                                                       Manager  and  Chairman of
                                                       MainStay      Shareholder
                                                       Services LLC from 1997 to
                                                       present;    Director   of
                                                       Eagle  Strategies  Corp.,
                                                       from  1997  to   present;
                                                       Director     of    NYLIFE
                                                       Distributors,  Inc.  from
                                                       1997 to present; Chairman
                                                       from    March   2000   to
                                                       present and Senior

                                                       Vice  President from 1997
                                                       to March, 2000;  Chairman
                                                       and  Director,  New  York
                                                       Life Trust Company,  FSB,
                                                       from    June    2000   to
                                                       present;    Senior   Vice
                                                       President of Smith Barney
                                                       from 1994 to 1997

*Brian Lee, 54           President                     President and Chief
51 Madison Avenue                                      Executive  Officer
New York, NY 10010                                     (Retail Markets),  New
                                                       York   Life    Investment
                                                       Management LLC from March
                                                       2000     to      present;
                                                       President,         NYLIFE
                                                       Distributors,  Inc.  from
                                                       March  2000  to  present;
                                                       President   and  Managing
                                                       Director,  Deutsche  Fund
                                                       Management,         Inc.,
                                                       President  of  DB  Funds,
                                                       Ltd   (Cayman   Islands),
                                                       President   of   Deutsche
                                                       Funds,  Ltd.   (Ireland),
                                                       Director,  Bankers  Trust
                                                       Company   of  New   York,
                                                       Chairman,  Deutsche  Bank
                                                       Investimentos       S.A.,
                                                       President, Deutsche Funds
                                                       Management   (Australia),
                                                       from    June    1992   to
                                                       February 2000

*Patrick G. Boyle, 46    Trustee                       Senior Vice President,
 51 Madison Avenue                                     New York Life Investment
 New York, NY 10010                                    Management Holdings LLC
                                                       (including  predecessors)
                                                       from  1999  to   present;
                                                       Senior  Vice   President,
                                                       Pension   Department  New
                                                       York    Life    Insurance
                                                       Company   from   1991  to
                                                       present;        Chairman,
                                                       Monitor Capital  Advisors
                                                       LLC,  from  1996 to 2000,
                                                       and Director from 1991 to
                                                       present;   Director,   NY
                                                       Life        International
                                                       Investment   Inc.,   from
                                                       1995     to      present;
                                                       Director,  New York  Life
                                                       Trust Company,  from 1995
                                                       to present; Director, NYL
                                                       Capital        Management
                                                       Limited,   from  1994  to
                                                       present; Member, American
                                                       Council of Life Insurance
                                                       Pension  Committee,  from
                                                       1992 to  1998;  Director,
                                                       MBL Life  Assurance  Co.,
                                                       Inc.,    from   1997   to
                                                       present.

Lawrence Glacken, 73     Trustee                       Director, Eclipse Funds
353 Canterbury Drive                                   Inc. since inception  in
Ramsey,  NJ 07446                                      January 1991;  Trustee of
                                                       Eclipse     Funds    from
                                                       December 2000 to present;
                                                       Retired since 1987

RobertP. Mulhearn, 53    Trustee                       Director, Eclipse
60 Twin Brooks Road                                    Funds Inc., since
Saddle River, NJ 07458                                 inception in
                                                       January 1991;  Trustee of
                                                       Eclipse     Funds    from
                                                       December 2000 to present;
                                                       Mr.  Mulhearn  has been a
                                                       Private   Investor   from
                                                       1987 to present.

Susan B. Kerley, 49      Trustee                       Director, Eclipse
P.O. Box 9572                                          Funds Inc. since
New Haven, CT 06535                                    inception in January
                                                       1991;  Trustee,   Eclipse
                                                       Funds from  December 2000
                                                       to  present;   President,
                                                       Global           Research
                                                       Associates  from  1990 to
                                                       present;        Director,
                                                       CitiFunds  from  1991  to
                                                       present.

Brett Chappell, 35       Senior Vice President         Managing Director, New
51 Madison Avenue                                      York Life  Investment
New York, NY 10010                                     Management LLC from
                                                       April  2000  to  present;
                                                       Investment Vice President
                                                       and Portfolio Manager, NY
                                                       Life Asset Management,  a
                                                       division of New York Life
                                                       Insurance   Company  from
                                                       May 1995 to  April  2000;
                                                       Institutional       Fixed
                                                       Income  Sales,  CS  First
                                                       Boston from 1991 to 1995.

James Hoolahan, 54       Executive Vice President      Director, New York
51 Madison Avenue                                      Life Investment
New York, NY 10010                                     Management LLC from
                                                       February 2001 to Present;
                                                       Senior  Vice   President,
                                                       Signature       Financial
                                                       Group,  Inc. from January
                                                       1989 to January 2001.

Robert A. Anselmi, 54    Secretary                     Senior Managing
51 Madison Avenue                                      Director and General
New York, NY 10010                                     Counsel, New York
                                                       Life           Investment
                                                       Management  LLC  from May
                                                       2000 to  present;  Senior
                                                       Vice President,  New York
                                                       Life  Insurance   Company
                                                       from May 2000 to present;
                                                       Secretary,   MainStay  VP
                                                       Series  Fund,  Inc.  from
                                                       February 2001 to present;
                                                       Secretary,  Eclipse Funds
                                                       Inc.  from  February 2001
                                                       to  present;   Secretary,
                                                       Eclipse     Funds    from
                                                       February 2001 to present;
                                                       Managing   Director   and
                                                       Senior  Counsel,   Lehman
                                                       Brothers     Inc.    from
                                                       October  1998 to December
                                                       1999; General Counsel and
                                                       Managing   Director,   JP
                                                       Morgan

                                                       Investment     Management
                                                       Inc.    from    1986   to
                                                       September 1998.


*Richard W. Zuccaro, 50  Tax Vice President            Vice President,
51 Madison Avenue                                      New York Life Insurance
New York, NY 10010                                     Company from 1995 to
                                                       present; Tax Vice
                                                       President,         NYLIFE
                                                       Securities Inc. from 1987
                                                       to   present;   Tax  Vice
                                                       President,   NYLIFE   SFD
                                                       Holding Inc. from 1990 to
                                                       present;     Tax     Vice
                                                       President,         NYLIFE
                                                       Depositary Inc. from 1990
                                                       to   present;   Tax  Vice
                                                       President NYLIFE LLC from
                                                       1990 to present; Tax Vice
                                                       Pres.   NYLIFE  Insurance
                                                       Company of  Arizona  from
                                                       1990 to present; Tax Vice
                                                       President,  NYLIFE Realty
                                                       Inc.    from    1991   to
                                                       present;     Tax     Vice
                                                       President   NYLICO   Inc.
                                                       from 1991 to present; Tax
                                                       Vice President,  New York
                                                       Life Fund Inc.  from 1991
                                                       to   present,   Tax  Vice
                                                       President,     NY    Life
                                                       International Investment,
                                                       Inc.    from    1991   to
                                                       present;     Tax     Vice
                                                       President  NYLIFE Funding
                                                       Inc from 1991 to  present
                                                       Tax Vice President, NYLCO
                                                       1991 to present; Tax Vice
                                                       President,  NYLIFE Equity
                                                       Inc.    from    1991   to
                                                       present;     Tax     Vice
                                                       President   MainStay   VP
                                                       Series  Fund,  Inc.  from
                                                       1991 to present; Tax Vice
                                                       President,   CNP   Realty
                                                       Investments,   Inc.  from
                                                       1991 to present; Tax Vice
                                                       President,  New York Life
                                                       Worldwide  Holding,  Inc.
                                                       from 1992 to present; Tax
                                                       Vice   President   NYLIFE
                                                       Structured          Asset
                                                       Management  Company  Ltd.
                                                       from 1992 to present; Tax
                                                       Vice     President    The
                                                       MainStay  Funds from 1991
                                                       to   present;   Tax  Vice
                                                       President,          Eagle
                                                       Strategies          Corp.
                                                       (registered    investment
                                                       adviser)   from  1993  to
                                                       present;     Tax     Vice
                                                       President,         NYLIFE
                                                       Distributors   Inc.  from
                                                       1993  to  present;   Vice
                                                       President   &   Assistant
                                                       Controller,    NY    Life
                                                       Insurance   and   Annuity
                                                       Corp.    from   1995   to
                                                       present;  Vice President,
                                                       NYLCare   Health   Plans,
                                                       Inc.    from    1995   to
                                                       present;  Vice  President
                                                       Tax,  New  York  Life and

                                                       Health Insurance Co. from
                                                       1996 to present; Tax Vice
                                                       President  New York  Life
                                                       Trust  Company  from 1996
                                                       to   present;   Tax  Vice
                                                       President,        Monitor
                                                       Capital Advisors LLC from
                                                       1996 to  2000;  Tax  Vice
                                                       President,         NYLINK
                                                       Insurance          Agency
                                                       Incorporated from 1996 to
                                                       present;     Tax     Vice
                                                       President,  NYLIM Service
                                                       Company   from   1997  to
                                                       present.

Patrick J. Farrell, 40  Treasurer (Principal Financial Managing Director, New
51 Madison Avenue       and Accounting Officer)        York Life Investment
New York, NY 10010                                     Management LLC from 1998
                                                       to present; Corporate
                                                       Vice President New
                                                       York    Life    Insurance
                                                       Company   from   1996  to
                                                       1998;           Assistant
                                                       Treasurer,  The  MainStay
                                                       Funds    from   1996   to
                                                       present;        Assistant
                                                       Treasurer, Eclipse Funds,
                                                       Inc.    from    1996   to
                                                       present;        Assistant
                                                       Treasurer  Eclipse  Funds
                                                       from  1996  to   present;
                                                       Assistant      Treasurer,
                                                       MainStay  VP  Funds  from
                                                       1996 to present.

Antoinette B. Cirillo, 46 Assistant Treasurer          Assistant Treasurer of
51 Madison Avenue                                      The MainStay Funds from
New York, NY 10010                                     1992 to the present,
                                                       Assistant   Treasurer  of
                                                       Eclipse  Funds Inc.  from
                                                       1992  to   present,   and
                                                       Assistant   Treasurer  of
                                                       MainStay VP Series  Fund,
                                                       Inc.    from    1993   to
                                                       present,   and  Corporate
                                                       Vice President, Assistant
                                                       Vice President,  Director
                                                       and Senior  Accountant of
                                                       Mutual  Fund   Accounting
                                                       Operations,        NYLIFE
                                                       Distributors,  Inc.  from
                                                       1988 to 1999.



         As indicated in the above table, certain Trustees and officers also hold positions with the Manager, Eclipse Funds, Inc., Eclipse Funds, The MainStay Funds, The MainStay VP Series Fund, New York Life Insurance Company ("New York Life"), NYLIFE Securities, Inc. and/or NYLIFE Distributors, Inc.


                                                                   TRUSTEE COMPENSATION TABLE
                                            --------------------------------------------------------------------------

                                            Aggregate Compensation from the
                                                Trust(1) For Year Ending                 Total Compensation From
                                                  December 31, 2001(2)                             Fund
Name of Trustee                                                                           Complex to Be Paid (3)
---------------------------------------     ---------------------------------        ---------------------------------

Stephen C. Roussin                                                  None                                    None

Patrick G. Boyle                                                   None                                     None

Lawrence Glacken                                                 $_____                         $_______________

Robert P. Mulhearn                                               $_____                         $_______________

Susan B. Kerley                                                  $_____                         $_______________


---------------------
(1) The Independent Trustees of the Trust receive from the Trust an annual retainer of $_____ and a fee of $_____ for each Board and committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Officers of the Trust and Trustees who are affiliated with the Manager, or its affiliates, do not receive any compensation from the Trust.

(2)      Amounts are estimated for the fiscal year ending December 31, 2001.

(3) The Fund Complex consists of the Trust, Eclipse Funds, Eclipse Funds Inc., The Mainstay Funds, and The MainStay VP Series Fund.

         As of the date of this SAI, the Trustees and Officers of the Trust collectively owned less than 1% of the outstanding shares of each Fund.

                         THE MANAGER AND THE DISTRIBUTOR

MANAGEMENT AGREEMENT

         Pursuant to the Management Agreement (the "Management Agreement") for the Funds dated ____________, 2001, New York Life Investment Management LLC (the "Manager" or "NYLIM"), subject to the supervision of the Trustees of the Trust and in conformity with the stated policies of the Funds, manages the day-to-day operations of each Fund's investment portfolio, including the purchase, retention, disposition and loan of securities. The Manager is a subsidiary of New York Life Insurance Company.

         The Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, approved the Management Agreement at an in-person meeting held on May 22, 2001. On May 23, 2001, the initial shareholder of each Fund approved the Management Agreement.

The Management Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Trustees who are not "interested persons" of the Trust or the Manager (as the term is defined in the 1940 Act).

         The Manager has authorized any of its members, officers and employees who have been elected or appointed as Trustees of the Trust to serve in the capacities in which they have been elected or appointed.

         The Management Agreement provides that the Manager shall not be liable to a Fund for any error or judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

         As compensation for its services, each Fund pays the Manager a single, unitary fee that the Manager uses to pay the full cost of each Fund's non-extraordinary expenses, including, administrative, transfer agency, fund accounting, custody, and other non-extraordinary expenses associated with the management and operation of the Fund. The rate of the unitary fee declines for all shareholders of a Fund as each Fund's assets increase. The rate begins at an annual rate of ___% on average daily net assets of each Fund up to breakpoints at $____, $____, $____, $____ and $____ such that the fee charged on assets in excess of each breakpoint is ____%, ____%, ____%, ____%, and ____%, respectively.

DISTRIBUTION AGREEMENT

         NYLIFE Distributors, Inc. serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to an Underwriting Agreement, dated _________, 2001. NYLIFE Securities, Inc. sells shares of the Funds pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Trust's shares, and receives no compensation from the Trust pursuant to the Underwriting Agreement.

         The Trust anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Distributor, nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement, at a meeting held on May 22, 2001.

         The Underwriting Agreement is subject to annual approval by the Board of Trustees. The Underwriting Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon 60 days' written notice to the Trust. The Underwriting Agreement will terminate in the event of its assignment.

Shareholder Services Fees

         The Board of Trustees of the Trust has adopted a Shareholder Services Plan with respect to the Service Class Shares, under the terms of the Shareholder Services Plan, each Fund's Service Class is authorized to pay to NYLIM, as compensation for services rendered by NYLIM, its affiliates or independent third-party service providers, to the Shareholders of the Service Class Shares, a Shareholder Service Fee at the rate of 0.25% on an annualized basis of average daily net assets of the Service Class of the Funds. Each Fund may pay to Service Agents "Service Fees."

         Under the terms of the Shareholder Services Plan, each covered Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers for services provided to shareholders of the Service Class of these Fund. These fees are for personal services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders that have questions or other needs relating to their accounts.

         The Plan provides that it may not be amended to materially increase the costs which holders of Service Class shares of the Funds may bear under the Plan without the approval of a majority of both (i) the Board and (ii) the Independent Trustees, cast in person at a meeting called for the purpose of voting on such amendments, and by a majority of the outstanding voting securities as defined in the 1940 Act for the Service Class of each Fund.

         The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Board and (ii) the Independent Trustees. The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Board and the Independent Trustees.

         The Plan provides that the Manager shall provide to the Board, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made.

                            PURCHASES AND REDEMPTIONS

         Purchases and redemptions are discussed in the Prospectus under the heading "Shareholder Guide," and that information is incorporated herein by reference.

         Certain clients of the Trust's Manager may purchase shares of a Fund with liquid assets with a value which is readily ascertainable (and not established only by valuation procedures) as evidenced by a listing on a bona fide domestic or foreign exchange and which would be eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions). These transactions will be effected only if the Fund's Manager intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of the purchase. The Fund reserves the right to amend or terminate this practice at any time.

         The Trust determines the net asset value per share of each Fund on each day the New York Stock Exchange is open for trading.

         The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of one or more of the Funds not reasonably practicable.

         For shares of a Fund redeemed within any 90-day period, each Fund reserves the right to pay the shareholder a maximum of $250,000 in cash, or cash equal to 1% of the Fund's net assets, whichever is less. To protect the remaining shareholders in the Fund, anything redeemed above this amount may not be paid in cash, but could be paid entirely, or in part, in the same kinds of securities held by the Fund. These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares redeemed. Shareholders would probably have to pay transaction costs to sell the securities distributed, should such a distribution occur, even though it is highly unlikely that shares would ever actually be redeemed in kind.

         The Funds have entered into a committed line of credit with The Bank of New York, as agent, and various other lenders, from whom each Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized if a Fund experiences unusually large redemption requests.

         Any Fund, may, in its own discretion, accept investment amounts that are smaller than the minimum initial or subsequent investments as set forth in the Prospectus under the heading "Shareholder Guide".

                               PORTFOLIO TURNOVER

         A Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

         The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends (ordinary income).

                                 NET ASSET VALUE

         The Trust determines the net asset value per share of each Fund on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated for each Fund as of 5:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted business by dividing the amortized cost (pursuant to Rule 2a-7) of the total assets of a Fund, less the liabilities of such Fund, by the total number of outstanding shares of the Fund.

         Portfolio securities of the Funds are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat than that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

         Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange generally will not be reflected in the Fund's calculation of net asset values. However, the Manager, may, in its judgment, determine that an adjustment to a Fund's net asset value should be made because intervening events have caused the Fund's net asset value to be materially inaccurate.

         The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds will be allocated in proportion to the net asset values of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager.

                                 TAX INFORMATION

         While it is anticipated that many shareholders of the Funds will be tax-exempt institutions, the following discussion may be of general interest to these shareholders as well as for those shareholders of the Funds who do not have tax-exempt status. Although the discussion below refers in certain instances to distributions and other transactions as being taxable to a shareholder, tax-exempt shareholders will, of course, not be taxed to the extent provided by applicable tax exemptions. The discussion herein relating to taxes is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult tax advisers regarding investment in a Fund.

         Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies and elects, it generally will not be subject to Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders.

         Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

         The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) may be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending December 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

         Distributions of investment company taxable income generally are characterized as ordinary income. Distributions of a Fund's net capital gains, if any, designated by a Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Net capital gains from assets held for one year or less will be taxed as ordinary income. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. It is not anticipated that a Fund's distributions will be eligible for the dividends-received deduction for corporate shareholders. Shareholders will be notified annually as to the Federal tax status of distributions.

         A Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

         Although not anticipated, upon the taxable disposition (including a sale, redemption, or exchange) of shares of a Fund, a shareholder may realize a gain or loss depending generally upon his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of a Fund on the reinvestment date.

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.

         Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security acquired after April 30, 1993 or any taxable debt security acquired prior to May 1, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

         If a Fund holds zero coupons bonds in its portfolio it will recognize income currently for Federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally will be required to distribute dividends representing such income to shareholders currently, even through funds representing such income have not been received by the Fund.

         Each Fund is required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distribution and redemption proceeds generally are subject to withholding of Federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

         The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. A portion of the dividends A portion of the dividends paid by the Funds may be exempt from state taxation. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                             PERFORMANCE INFORMATION

         The Trust may, from time to time, include the yield and effective yield of a Fund and the total return of a Fund in advertisements, sales literature, or reports to shareholders or prospective investors. Due to the deduction of the shareholder service fee, performance of the Service Class of each Fund will be lower than the performance of the Institutional Class of the Funds.

         Current yield for the Funds will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by

365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Yield = [(Base Period Return + 1)(365/7)] - 1

         Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over certain periods that will include a period of one year (or, if less, up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, reflect fee waivers or reimbursements in effect for each period and assume that all dividends and distributions are reinvested when paid.

         In addition, advertising for a Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

         From time to time, advertising and sales literature for a Fund may discuss the investment philosophy, personnel and assets under management of the Fund's Manager, and other pertinent facts relating to the management of the Fund by the Manager.

         From time to time any of the Funds may publish an indication of its past performance as measured by independent sources such as Lipper, Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Money, Morningstar, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal. Further, from time to time, the Funds may publish performance information that includes ratings information from one or more nationally recognized statistical ratings organizations, or NRSROs, such as Duff & Phelps Credit Ratings Co., Fitch IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc.

         In addition, performance information for a Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (i) unmanaged indexes, such as the Donoghue Money Market Institutional Averages and the Merrill Lynch 1 to 3 Year Treasury Index, (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Funds. Advertisements for a Fund may also include general information about the performance of unmanaged indexes with investment parameters similar to the Funds. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         From time to time, advertisements for the Funds may include general information about the services and products offered by the Funds, Eclipse Funds, Eclipse Funds, Inc., The MainStay Funds and New York Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees.

                                OTHER INFORMATION

CAPITALIZATION

         The Funds are separate portfolios of the Trust, an open-end management investment company, established as a Delaware business trust on February 22, 2001. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) or classes of shares, at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

EFFECTIVE MATURITY

         Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage prepayments, in addition to the maturity dates of the securities in the portfolio.

SHARE OWNERSHIP OF THE FUNDS

         Each share of each Fund has one vote in the election of Trustees. Cumulative voting is not authorized for any Fund. This means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they so choose, and, in that event, the holders of the remaining shares will be unable to elect any Trustees. The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Shareholders of each of the Trust's portfolios will vote in the aggregate and not by Fund or Class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or Class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund or Class affected by the matter. Rule 18f-2 further provides that a Fund or Class shall be deemed to be affected by a matter unless it is clear that the interests of each Fund or Class in the matter are identical or that the matter does not affect any interest of the Fund or Class. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund or Class only if approved by the holders of a majority of the outstanding voting securities of such Fund or Class. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting in the aggregate without regard to Fund or Class.

         On May __, 2001, the Manager invested $50,000 in the Prime Cash Fund and $25,000 in each of the U.S. Government Cash Fund and the Treasury Cash Fund, each at $1.00 per share, as seed capital. The Manager will control each Fund until public shareholders begin investing in each of the Funds, thereby diluting the ownership of the Funds' shares by the Manager.

     ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE

         In lieu of investing directly, each Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which a Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately. Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in a Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow a Fund to stabilize its expenses and achieve certain operational efficiencies. However, no assurance can be given that the Master/Feeder Fund Structure will result in any Fund stabilizing its expenses or achieving greater operational efficiencies. A Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board of Trustees would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that such a withdrawal would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio. There is no present intention to convert any Fund to a Master/Feeder Fund structure. The Board of Trustees has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Trustees determines that such a conversion is in the best interest of a Fund's shareholders. If the Board of Trustees so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Funds' Prospectus and SAI would be amended to reflect the implementation of the Funds' conversion and their shareholders would be notified.

                                 FUND STRUCTURE

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Trust.

LEGAL COUNSEL

         Dechert (formerly Dechert Price & Rhoads), 1775 Eye Street N.W., Washington D.C. 20006, passes upon certain legal matters in connection with the shares of beneficial interest offered by the Trust, and also acts as counsel to the Trust.

TRANSFER AGENT

         NYLIM Service Company LLC ("NYLIM Service") is the Funds' Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service, whose address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is an indirect wholly-owned subsidiary of New York Life Insurance Company. NYLIM Service provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. NYLIM Service is paid a per account fee and out-of-pocket expenses by each Fund. NYLIM Service has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is 2 Heritage Drive, North Quincy, MA 02171. BFDS will perform certain of the services for which NYLIM Service is responsible. In addition, a Fund or NYLIM Service may contract with other service organizations, including affiliates of NYLIM Service, broker-dealers and other financial institutions to provide shareholder services to beneficial owners of interests in omnibus accounts in a Fund maintained by such organization in return for a service fee paid by the Fund.

CUSTODIAN

         The Bank of New York (the "Custodian"), 90 Washington Street, New York, NY 10286, serves as custodian of the Funds' cash and securities. Pursuant to a Custody Agreement with the Trust, on behalf of each Fund, it is responsible for maintaining the books and records of each Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of a Fund.

REGISTRATION STATEMENT

         This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

MOODY'S INVESTORS SERVICE, INC.

Corporate Bond Ratings
----------------------

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category;

the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. Government are identified with a hatchmark (#) symbol, i.e., #Aaa.

         Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (C) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

Corporate Short-Term Debt Ratings
---------------------------------

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S

Corporate Long-Term Debt Ratings
--------------------------------

Investment Grade AAA:

         Debt rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

         Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC:  An  obligation  rated  CC  is  currently   highly   vulnerable  to
nonpayment.

         C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.

         D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Short-Term Rating Definitions

         A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign(+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                            NYLIM INSTITUTIONAL FUNDS

                                     PART C.

                                OTHER INFORMATION

ITEM 23. EXHIBITS

a.     Certificate of Trust of the Trust dated February 22, 2001.*

b.     By-Laws of the Trust dated February 22, 2001.*

c.     Declaration of Trust of the Trust dated February 22, 2001.*

d. Form of Management Agreement between the NYLIM Institutional Funds and New York Life Investment Management LLC.**

e. Form of Distribution Agreement between the NYLIM Institutional Funds and NYLIFE Distributors Inc.**

f.     Not applicable

g. Form of Custody Agreement between the NYLIM Institutional Funds and The Bank of New York**

h(1). Form of Administration Agreement between NYLIM Institutional Funds and New York Life Investment Management LLC***

h(2). Form of Sub-Administration Agreement between New York Life Investment Management LLC and The Bank of New York***

h(3). Form of Transfer Agency Agreement between NYLIM Institutional Funds and NYLIM Service Company LLC**

h(4). Form of Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc.**

h(5). Form of Fund Accounting Agreement between NYLIM Institutional Funds and The Bank of New York**

i.     Opinion and Consent of counsel***

j.     Consent of Independent Accountants***

k.     Not Applicable

l.     Form of Initial Capital Agreement***

m.     Not applicable

n.     Not applicable

o.     [reserved]

p.     Not Applicable

       Powers of Attorney*

-------------------------

       *     Filed as an exhibit to the initial  Registration  Statement on Form
             N-1A filed on March 1, 2001
       **    Filed herewith
       ***   To be filed by future amendment

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indicated accordingly.

Name of Organization (Jurisdiction)1

         MainStay VP Series Fund, Inc.2 (Maryland)
         The MainStay Funds2 (Massachusetts)
         Eclipse Funds2 (Massachusetts)
         Eclipse Funds Inc.2 (Maryland)

New York Life Investment Management Holdings LLC (Delaware)
         MacKay Shields LLC (Delaware)
                  MacKay Shields Domestic General Partner, L.L.C. (Delaware) Madison Capital Funding LLC (Delaware)
         NYLCAP Manager LLC (Delaware)
                  New York Life Capital Partners, L.L.C. (Delaware)
         NYLIM Service Company LLC (Delaware)
         New York Life Investment Management LLC (Delaware)
                  New York Life Investment Management (U.K.) Limited
         New York Life Benefit Services LLC (Delaware)
         NYLIFE Distributors Inc. (Delaware)

New York Life Insurance and Annuity Corporation (Delaware)

New York Life International, Inc. (Delaware)
         Docthos, S.A.3 (40%) (Argentina)
         GEO New York Life, S.A. (99.99%) (Mexico)
         HSBC New York Life Seguros de Vida (Argentina) S.A.3 (40%) (Argentina)

        HSBC New York Life Seguros de Retiro (Argentina) S.A.3 (40%) (Argentina) Maxima S.A. AFJP3 (40%) (Argentina)
        New York Life Insurance Limited (Korea)
     New York Life Insurance Worldwide Limited (Bermuda)

        New York Life International Holdings Limited (Mauritius)
                  Max New York Life Insurance Company Limited 3 (26%) (India) New York Life International India Fund (Mauritius) LLC (90%) (Mauritius) New York Life Insurance (Philippines), Inc. (Philippines)
        New York Life Worldwide Capital, Inc. (Delaware)
                  Fianzas Monterrey, S.A. (99.95%) (Mexico)
                           Operada FMA, S.A. de C.V. (99%) (Mexico)
        Siam Commercial New York Life Insurance Public Company Limited (23.73%) (Thailand)
        NYLIFE Thailand, Inc. (Delaware)
                  Siam Commercial - New York Life Insurance Public Company Limited (42.89% owned by NYLIFE Thailand, Inc.; 23.73% owned by New York Life International) (Thailand)
         NYLI-VB Asset Management Co. (Mauritius) LLC (90%) (Mauritius)
         P.T. Asuransi Jiwa Sewu-New York Life3 (91%) (Indonesia)
         Seguros Monterrey New York Life, S.A. de C.V.(99.99%) (Mexico)
                  Corporativo Seguros, S.A. de C.V. (99.96%)  (Mexico)
                  Centro Nacional de Servicios y Operaciones, S.A. de C.V. (99.998%) (Mexico)
                  Centro de Capacitacion Monterrey, A.C. (99.791%) (Mexico)

NYLIFE LLC (Delaware)
         Avanti Corporate Health Systems, Inc. (Delaware)
                  Avanti of the District, Inc. (Maryland)
         Eagle Strategies Corp. (Arizona)
         Express Scripts, Inc.4  (21%) (Delaware)
         New York Life Capital Corporation (Delaware)
         New York Life International Investment Inc. (Delaware)
                  Monetary Research Ltd. (Bermuda)
                  NYL Management Limited (United Kingdom)
         New York Life Trust Company (New York)
         New York Life Trust Company, FSB (United States)
         NYLCare NC Holdings, Inc. (Delaware)
         NYLIFE Administration Corp. (Texas)
         NYLIFE Structured Asset Management Company Ltd. (Texas)
         NYLIFE Refinery Inc. (Delaware)
         NYLIFE Securities Inc. (New York)
         New York Life International Investment Asia Ltd. (Mauritius)
         NYLINK Insurance Agency Incorporated (Delaware)
                  NYLINK Insurance Agency of Alabama, Incorporated (Alabama) NYLINK Insurance Agency of Hawaii, Incorporated (Hawaii) NYLINK Insurance Agency of Massachusetts, Incorporated (Massachusetts)
                  NYLINK Insurance Agency of Montana, Incorporated (Montana)

                  NYLINK Insurance Agency of Nevada, Incorporated (Nevada)

                NYLINK Insurance Agency of New Mexico, Incorporated (New Mexico) NYLINK Insurance Agency of Washington, Incorporated (Washington) NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming)
         NYLTEMPS INC. (Delaware)
         NYLUK I Company (United Kingdom)
                New York Life (U.K.) Limited (United Kingdom)
                           Life Assurance Holding Corporation Limited 3 (22.9%) (United Kingdom)
                                    Windsor Life Assurance Company Limited 3
                                    (United Kingdom)
                  NYLUK II Company (United Kingdom)
                  W(UK)HC Limited (United Kingdom)
                  Gresham Mortgage (United Kingdom)
                  Gresham Unit Trust Managers (United Kingdom)
                  W Construction Company (United Kingdom)
                  W Financial Services (United Kingdom)
                  W Home Loans (United Kingdom)
                  W Trust Managers (United Kingdom)
                  WUT (United Kingdom)
                  WIM (AIM) (United Kingdom)
                  WLIC (United Kingdom)
                  WFMI (United Kingdom)
                  WIM (United Kingdom)
         Prime Provider Corp. (New York)
                  Prime Provider Corp. of Texas (Texas)
         WellPath of Arizona Reinsurance Company (Arizona)

NYLIFE Insurance Company of Arizona (Arizona)

New York Life BioVenture  Partners LLC (Delaware)

----------
1 By including the indicated corporation in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A

2 This entity is an unaffiliated registered investment company for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included for informational purposes only.

3 This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity.

4 This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity. New York Life has the right to designate two directors of Express Scripts, Inc., a public company, and shares of Express Scripts being held by New York Life or its subsidiaries are subject to a voting agreement with Express Scripts, Inc.

ITEM 25. INDEMNIFICATION

         New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries, and certain affiliates including the Trust. Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

         Article VI of Registrant's By-Laws provides, in part, as follows:

         Section 2. Indemnification. Subject to the exceptions and limitations contained in Section 3 of this Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

         Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

         (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

         (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

               (i) by the court or other body before which the proceeding was brought;

               (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

               (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry);

provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

         Section 4. Insurance, Rights Not Exclusive. The rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any agent, (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any agent may now or hereafter be entitled and (iv) shall inure to the benefit of the agent's heirs, executors and administrators.

         Section 5. Advance of Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust unless it is ultimately determined that he or she is entitled to indemnification under this Article VI; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification under this Article VI.

         Article VII of the Registrants Declaration of Trust provides, in part, as follows:

         Section 7.3. Indemnification.

         (a) Subject to the exceptions and limitations contained in Section 7.3(b) of this Article:

               (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

         (b)   No  indemnification  shall be  provided  hereunder  to a  Covered
               Person:

               (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

               (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

ITEM 26. BUSINESS OR OTHER CONNECTION OF INVESTMENT ADVISOR

         The business of New York Life Investment Management LLC is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

         The business or other connections of each manager and officer of New York Life Investment Management LLC is currently listed in the investment adviser registration on Form ADV for New York Life Investment Management LLC (File No. 801-57396) and is hereby incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

a.       Eclipse Funds, Inc. (File Nos. 33-36962)

         Eclipse Funds (File Nos. 33-08865)

         The MainStay Funds (File No. 33-02610)

            NYLIFE Distributors Inc. also acts as the principal underwriter for:
            NYLIAC Variable Universal Life Separate Account I NYLIAC Multi-Funded Annuity Separate Account I NYLIAC Multi-Funded
            Annuity Separate Account II NYLIAC Variable Annuity Separate
            Account I NYLIAC Variable Annuity Separate Account II NYLIAC Variable Annuity Separate Account III NYLIAC Variable Life
            Insurance Separate Account NYLIAC Corporate Sponsored Variable Universal Life Separate Account I NYLIAC Institutionally Owned
            Life Insurance Separate Account



b.
                  (1)                                     (2)                                    (3)
          Name and Principal                   Positions and Office with                Positions and Office
           Business Address                    NYLIFE Distributors Inc.                    with Registrant
           ----------------                    ------------------------                    ---------------


Boyce, Jefferson C. (2)                  Director                               Senior Vice President

Brady, Robert E. (1)                     Director and Vice President            None

Boccio, Frank M. (2)                     Director                               None

Rock, Robert D. (2)                      Director                               None

Gallo, Michael G.(2)                     Director                               None

Hildebrand, Phillip J.(2)                Director                               None

Levy, Richard D.(2)                      Director                               None

Roussin, Stephen C.(1)                   Chairman and Director                  President and Trustee

Wendlandt, Gary E.(2)                    Director                               Trustee

Lee, Brian (1)                           President                              None

Farrell, Patrick                         Chief Financial Officer                Treasurer

                                       9


Calhoun, Jay S.(2)                       Senior Vice President and Treasurer    None

Warga, Thomas J.(2)                      Senior Vice President and General      None
                                         Auditor

Livornese, Linda M.(2)                   Vice President                         None

Murray, Thomas J.(2)                     Corporate Vice President               None

Zuccaro, Richard W.(2)                   Vice President                         Tax Vice President

Krystel, David E.(2)                     Vice President                         None

McInerney, Barbara (2)                   Vice President                         None

Adasse, Louis H.(2)                      Corporate Vice President               None

Leier, Albert W. (1)                     Corporate Vice President               None

Arizmendi, Arphiela(1)                   Corporate Vice President               Assistant Treasurer

Cirillo, Antoinette B.(1)                Corporate Vice President               Assistant Treasurer

Lorito, Geraldine(1)                     Assistant Vice President               Assistant Treasurer

Gomez, Mark A.(2)                        Secretary                              None

Goldstein, Paul Z.(2)                    Assistant Secretary                    None

Whittaker, Lori S.(2)                    Assistant Secretary                    None

(1)      169 Lackawanna Avenue, Parsippany, New Jersey 07054

(2)      51 Madison Avenue, New York, NY 10010


c.       Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors Inc., 169 Lackawanna Avenue,

Parsippany, New Jersey 07054. Records relating to the Registrant's transfer agent are maintained by NYLIM Service Company LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 070544. Records relating to the duties of the Registrant's custodian are maintained by The Bank of New York, 110 Washington Street, New York, NY 10286.

ITEM 29. MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30. UNDERTAKINGS.

         None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Trust's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and the State of New Jersey, on the 9th day of May, 2001.

                                                NYLIM INSTITUTIONAL FUNDS


                                                By:  /s/ BRIAN LEE*
                                                     ---------------------------
                                                     Brian Lee, President

         Pursuant to the requirements of the Securities Act of 1933, this to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signatures                          Title                     Date
         ----------                          -----                     ----

/s/ STEPHEN C. ROUSSIN*             Chairman of the Board and        May 9, 2001
---------------------------------   Trustee
Stephen C. Roussin

/s/ PATRICK G. BOYLE*               Trustee                          May 9, 2001
---------------------------------
Patrick G. Boyle

/s/ LAWRENCE GLACKEN*               Trustee                          May 9, 2001
---------------------------------
Lawrence Glacken

/s/ ROBERT P. MULHEARN*             Trustee                          May 9, 2001
---------------------------------
Robert P. Mulhearn

/s/ SUSAN B. KERLEY*                Trustee                          May 9, 2001
---------------------------------
Susan B. Kerley

/s/ PATRICK J. FARRELL              Treasurer (Principal Financial   May 9, 2001
---------------------------------   and Accounting Officer)
Patrick J. Farrell



*By: /s/ PATRICK J. FARRELL
     ----------------------
As Attorney-in-Fact

*   Pursuant  to  power  of  attorney.

                                  EXHIBIT INDEX
                                  -------------


23d. Form of Management Agreement between the NYLIM Institutional Funds and New York Life Investment Management LLC.

23e. Form of Distribution Agreement between the NYLIM Institutional Funds and NYLIFE Distributors Inc.

23g. Form of Custody Agreement between the NYLIM Institutional Funds and The Bank of New York

23h(3). Form of Transfer Agency Agreement between NYLIM Institutional Funds and NYLIM Service Company LLC

23h(4). Form of Sub-Transfer Agency and Service Agreement between NYLIM Service Company LLC and Boston Financial Data Services, Inc.

23h(5). Form of Fund Accounting Agreement between NYLIM Institutional Funds and The Bank of New York